Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities [Abstract]
Employee-related liabilities	$ 4,415	$ 244,302
Accrued franchise taxes	78,448	78,448
Accrued legal expenses	40,000	593,825
Penalty for late S-1 filing and effectiveness	55,000	55,000
Accrued clinical expenses	87,099
Accrued consulting, professional services and other	75,729	941,600
Total accrued liabilities	$ 340,691	$ 1,913,175